LAND USE RIGHTS, NET (Tables)	12 Months Ended
Sep. 30, 2021
LAND USE RIGHTS, NET
Schedule of Finite-Lived Intangible Assets	Land use rights, net consist of the following:

	September 30,
	2020	2021
	RMB	RMB
Land use rights	13,860	6,260
Accumulated amortization	(4,075)	(4,406)
Land use rights, net	9,785	1,854